Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Building	11,346	12,317
Office equipment, furniture and fixtures	127,849	127,498
Motor vehicles	40,039	35,229
Leasehold improvements	9,033	10,817
Total	188,267	185,861
Less: Accumulated depreciation	(118,705)	(138,690)
Property, plant and equipment, net	69,562	47,171